Lease Liabilities - Summary of Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Interest Rate On Lease Liabilities	3.35%
Current portion of lease liabilities	$ 214	$ 8
Lease Liabilities	1,073	20
Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Lease Liabilities	$ 859	12
Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Borrowings, interest rate	3.06%
Current portion of lease liabilities	$ 214	$ 8